Shareholders' equity, net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Shareholders' equity, net [Line Items]
Schedule of dividends declared and paid

The table below presents the dividends declared and paid in 2019, 2018 and 2017:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2019 Dividends
Mandatory Annual Shareholders’ Meeting	March 25	16,538	0.06
Less - Dividends of treasury shares		(1,298)
		15,240

Board of Directors’ Meeting	October 29	7,442	0.03
Less - Dividends of treasury shares		(584)
		6,858
		22,098

2018 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	8,269	0.03
Less - Dividends of treasury shares		(648)
		7,621

Board of Directors’ Meeting	October 25	16,538	0.06
Less - Dividends of treasury shares		(1,299)
		15,239
		22,860

2017 Dividends
Mandatory Annual Shareholders’ Meeting	March 28	15,711	0.06
Less - Dividends of treasury shares		(1,232)
		14,479

Board of Directors’ Meeting	October 27	8,269	0.03
Less - Dividends of treasury shares		(649)
		7,620
		22,099

Schedule Of Earning Per Share

The calculation of profit (loss) per share attributable to the equity holders of the parent is presented below:

	2019	2018	2017

Profit (loss) net (numerator) - US$	(12,208,000)	(13,445,000)	60,823,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Profit (loss) net per basic share and diluted - US$	(0.05)	(0.05)	0.24

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2019	2018	2017

Profit (loss) net (numerator) - US$	(1,694,000)	(1,637,000)	71,167,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Profit (loss) net per basic share and diluted - US$	(0.01)	(0.02)	0.28

Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of capital stock structure

As of December 31, 2019, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,829	4.38
From 1.01 to 20.00	2	21.06
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,833	100.00

capital stock [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of classes of share capital

The Group’s share capital is stated in soles and consisted of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2019 and 2018:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of classes of share capital

The table below presents the composition of the investment shares as of December 31, 2019 and 2018:

	Number of	Investment	Investment
	shares	shares	shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791